SCHEDULE OF NET REVENUES BY PRODUCT (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Product Information [Line Items]
Energy storage system integration equipment & supporting accessories	$ 2,899,110	$ 19,229
Energy Storage System Integration Equipment & Supporting Accessories [Member]
Product Information [Line Items]
Energy storage system integration equipment & supporting accessories	$ 2,899,110	$ 19,229